Deposits	12 Months Ended
Dec. 31, 2023
Disclosure of security deposits and maintenance reserves [Abstract]
Security deposits and maintenance reserves	DEPOSITS
11.1Accounting policies
11.1.1Security deposits
Security deposits are represented by amounts deposited by the Company, mostly to the lessors of aircraft and engines, as guarantee for the fulfillment of the lease contract. Security deposits do not bear interest and are reimbursable at the end of the contracts. Judicial deposits are also classified in this group.
11.1.2Maintenance reserves
Certain master lease agreements provide for the payment of aircraft and engine maintenance reserves made to the lessors to be held as collateral for the performance of major maintenance activities, and therefore these deposits are reimbursable upon completion of the maintenance event in an amount equal to or less than:
•the amount of the maintenance reserve held by the lessor associated with the specific maintenance event; or
•the costs related to the specific maintenance event.
Substantially all of these maintenance reserve payments are calculated based on an aircraft utilization measure, such as flight hours or cycles.
As of the reporting date, we assess whether the maintenance reserve deposits required by the master lease agreements are expected to be recovered based on the expected future usage of the aircraft and timing of future maintenance events. A provision for loss is recognized for deposits that are not likely to be recovered.
Aircraft and engine maintenance reserves are classified as current or non-current depending on the dates on which the amounts are expected to be recovered.
11.2Breakdown of deposits

	December, 31
Description	2023	2022

Security deposits	418,537	374,960
Maintenance reserves	2,153,310	2,610,943
Total	2,571,847	2,985,903

Provision for loss	(278,352)	(446,342)

Total, net	2,293,495	2,539,561

Current	515,692	1,025,168
Non-current	1,777,803	1,514,393
The movement of security deposits and maintenance reserves is as follows:

Description	Security deposits	Maintenance reserves	Total

At December 31, 2021	319,530	1,644,889	1,964,419
Additions	123,796	714,079	837,875
Transfers	(48,688)	(14,847)	(63,535)
Provision inclusions and (reversals), net	—	(15,110)	(15,110)
Use by the lessor	—	(59,721)	(59,721)
Foreign currency exchange	(19,678)	(104,689)	(124,367)

At December 31, 2022	374,960	2,164,601	2,539,561

Additions	234,972	357,759	592,731
Transfers	(169,432)	(417,725)	(587,157)
Provision inclusions and (reversals), net	—	135,284	135,284
Use by the lessor	—	(221,054)	(221,054)
Foreign currency exchange	(21,963)	(143,907)	(165,870)

At December 31, 2023	418,537	1,874,958	2,293,495

Current	64,788	450,904	515,692
Non-current	353,749	1,424,054	1,777,803

At December 31, 2022
Current	77,241	947,927	1,025,168
Non-current	297,719	1,216,674	1,514,393
The movement of the allowance for maintenance reserves losses is as follows: